Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2022
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

10. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of Trading derivatives arranged by the Bank is as follows (see Note 32):

	12/31/2021		12/31/2022

	Assets	Liabilities	Assets	Liabilities

Interest rate risk	95,607	94,515	159,830	166,198
Currency risk	83,653	80,189	68,812	62,773
Market price risk	130	1,974	174	2,217
	179,390	176,678	228,816	231,188

Note 45.a contains a breakdown of the remaining maturity periods of Trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2021	12/31/2022

Securities loans:
Debt instruments	19,109	28,345
Equity instruments	14	318
	19,123	28,663
Short sales:
Debt instruments	431	99
	19,554	28,762

Note 45.a contains a breakdown of the remaining maturity periods of these liabilities.